Shareholder Report, Average Annual Return (Details) 191665_Defiance Connective Technologies ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	82 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Defiance Connective Technologies ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Connective Technologies ETF NAV
Average Annual Return, Percent	34.76%	15.03%	16.04%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	15.85%
BlueStar Connective Technologies Index GTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Connective Technologies Index GTR
Average Annual Return, Percent	35.28%	15.20%	16.27%